Third Quarter Report
January 31, 2024 (Unaudited)
Columbia Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.0%
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.100%	1,300,000	1,300,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.100%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	1,390,000	1,390,000
Total			3,690,000
Total Floating Rate Notes (Cost $3,690,000)			3,690,000

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.9%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	3,012,422
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,004,292
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,902,525
10/01/2029	5.000%	1,500,000	1,655,359
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,109,858
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	600,571
Total			10,285,027
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.2%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,173,416
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,028,020
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	502,200
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	5.120%	1,275,000	1,272,877
Total			7,976,513
California 3.8%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,094,016
Bay Area Toll Authority(d)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	5.650%	500,000	500,109
California Infrastructure & Economic Development Bank(c),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 01/30/25)
12/31/2049	3.950%	2,400,000	2,400,206
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2025	4.000%	400,000	401,007
10/15/2026	4.000%	415,000	418,816

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(e)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	1,225,000	1,223,875
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2026	5.000%	600,000	617,896
Corona-Norco Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,781,219
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,332,412
Total			13,769,556
Colorado 3.1%
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,031,589
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,397,135
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,014,065
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,635,021
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.908%	1,000,000	997,689
Total			11,075,499
Connecticut 1.0%
State of Connecticut
Unlimited General Obligation Bonds
Series 2022F
11/15/2026	5.000%	3,000,000	3,185,877
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	538,614
Total			3,724,491
District of Columbia 2.0%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,482,220
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2018A
10/01/2027	5.000%	2,385,000	2,531,883
Series 2020A
10/01/2025	5.000%	3,000,000	3,079,308
Total			7,093,411
Florida 2.7%
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,829,993
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,748,686
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,231,314
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,049,607
Miami-Dade County Housing Finance Authority
Revenue Bonds
Cutler Vista
Series 2023 (Mandatory Put 09/01/25)
03/01/2027	5.000%	1,000,000	1,021,208
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	143,932
12/15/2025	4.000%	180,000	177,068
12/15/2026	4.000%	185,000	180,247
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	400,000	381,174
Total			9,763,229
Georgia 1.9%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	735,677
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,248,165
Georgia State Road & Tollway Authority(e),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	305,000	301,594
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,252,693
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,100,080
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,063,628
Total			6,701,837
Guam 0.7%
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,421,167
Illinois 6.6%
Chicago Midway International Airport(c)
Prerefunded 04/03/24 Revenue Bonds
Junior 2nd Lien
Series 2014A
12/31/2029	5.000%	2,845,000	2,853,011
Chicago Park District
Prerefunded 02/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014C
12/31/2025	5.000%	1,865,000	1,865,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	201,539
Illinois Development Finance Authority(f)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,919,514
Illinois Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2015
05/15/2024	5.000%	450,000	448,220
Illinois Finance Authority(b)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,259,641
Illinois Finance Authority(d)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	5.250%	1,250,000	1,225,042
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	902,699
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	407,723
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2026	5.000%	250,000	260,004
State of Illinois
Unlimited General Obligation Bonds
Series 2020D
10/01/2024	5.000%	2,000,000	2,020,346
Series 2021A
03/01/2025	5.000%	500,000	508,688
Series 2023B
05/01/2028	5.000%	300,000	322,336
05/01/2032	5.000%	3,500,000	3,974,940

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2025	5.000%	2,400,000	2,441,701
Total			23,610,404
Indiana 0.9%
City of Whiting(c)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,019,175
Indianapolis Local Public Improvement Bond Bank(c)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,078,197
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,089,303
Total			3,186,675
Kentucky 2.1%
City of Henderson(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	1,000,000	965,294
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	1,988,013
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,335,000	1,286,119
03/01/2026	1.250%	1,085,000	1,021,464
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.792%	1,000,000	996,425
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,356,942
Total			7,614,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,101,538
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,539,035
Total			3,640,573
Maryland 2.1%
Maryland Community Development Administration
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	793,076
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,051,409
State of Maryland Department of Transportation
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,311,439
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	3,420,000	3,464,041
Total			7,619,965
Massachusetts 3.6%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2023
07/25/2024	4.500%	3,500,000	3,512,374
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,047,204
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	3,000,000	3,043,932
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,289,497
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Series 2022B
07/01/2025	5.000%	250,000	255,936
07/01/2029	5.000%	825,000	879,617
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	1,000,515
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,038,403
BOSFUEL Project
Series 2019A
07/01/2025	5.000%	1,000,000	1,017,772
Total			13,085,250
Michigan 2.1%
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,349,501
10/15/2027	1.100%	1,650,000	1,536,409
Michigan Finance Authority(h)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,630,098
Michigan Strategic Fund(c)
Revenue Bonds
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,979,011
Total			7,495,019
Minnesota 0.5%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2024	3.000%	100,000	99,532
08/01/2025	3.000%	200,000	197,093
08/01/2026	3.000%	250,000	243,766
Minnesota Housing Finance Agency(c)
Revenue Bonds
Series 2020A (GNMA)
07/01/2024	1.450%	115,000	113,264
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	337,166
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020H
07/01/2024	0.700%	190,000	186,772
01/01/2025	0.800%	340,000	327,485
07/01/2025	0.850%	360,000	340,860
Total			1,845,938
Mississippi 0.8%
County of Warren(c)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	966,954
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 06/03/24)
03/01/2027	2.200%	1,250,000	1,239,178
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	757,762
Total			2,963,894
Missouri 1.2%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	3,810,000	4,015,404
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2026	5.000%	300,000	305,156
Total			4,320,560
Nebraska 0.6%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,156,067
Nevada 0.1%
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	465,000	459,082

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.0%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	288,170
01/01/2026	4.000%	265,000	261,348
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	4.925%	2,000,000	1,991,259
New Hampshire Business Finance Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	991,225
Total			3,532,002
New Jersey 6.8%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
02/28/2027	5.000%	975,000	1,004,909
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	2,000,000	2,011,510
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,556,222
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2026	4.250%	2,355,000	2,386,667
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,150,976
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	681,082
RWJ Barnabas Health Obligated Group
Series 2019 (Mandatory Put 07/01/25)
07/01/2042	5.000%	3,370,000	3,453,303
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2015-1A
12/01/2027	4.000%	1,295,000	1,291,795
Series 2017-1A
12/01/2024	5.000%	3,750,000	3,799,457
Series 2023B
12/01/2028	5.000%	4,000,000	4,230,878
Senior Revenue Bonds
Series 2022B
12/01/2024	5.000%	885,000	893,189
Total			24,459,988
New Mexico 0.6%
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,976,532
New York 14.9%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,644,826
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	7,000,000	7,554,644
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	1,545,000	1,487,628
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,403,074
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	4.108%	500,000	500,005
New York City Transitional Finance Authority
Revenue Bonds
Subordinated Series 2018A-2
11/01/2027	5.000%	3,235,000	3,519,005
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	836,747
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A
03/15/2029	5.000%	3,250,000	3,651,876
New York State Thruway Authority(i)
Refunding Revenue Bonds
Series 2024P
01/01/2027	5.000%	3,000,000	3,190,770
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	1,550,000	1,489,534
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2030	5.000%	1,255,000	1,258,873
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,330,982
Series 2021-223
07/15/2026	5.000%	4,130,000	4,285,757
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,282,402
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-221
04/01/2024	1.800%	2,000,000	1,989,808
Social Bonds
Series 2021-235
04/01/2026	1.050%	1,275,000	1,177,202
10/01/2026	1.150%	1,335,000	1,219,303
04/01/2027	1.300%	2,705,000	2,454,998
Revenue Bonds
Social Bonds
Series 2021-240
10/01/2024	0.850%	1,970,000	1,920,600
04/01/2025	0.950%	2,485,000	2,377,672
10/01/2025	1.050%	1,000,000	938,075
04/01/2026	1.200%	1,220,000	1,132,005
Total			53,645,786
North Carolina 1.5%
North Carolina Eastern Municipal Power Agency(j)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	589,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,397,956
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,523,187
Series 2018
01/01/2025	5.000%	1,110,000	1,127,158
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	706,710
Total			5,344,626
North Dakota 0.7%
North Dakota Housing Finance Agency(c)
Refunding Revenue Bonds
Social Bonds
Series 2021C
07/01/2024	0.800%	1,685,000	1,657,417
01/01/2025	0.950%	975,000	941,081
Total			2,598,498
Ohio 2.3%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	725,000	732,791
Ohio Air Quality Development Authority(c)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,524,245
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2022
02/15/2026	5.000%	1,250,000	1,305,731
02/15/2027	5.000%	1,000,000	1,070,427
State of Ohio
Unlimited General Obligation Refunding Bonds
Series 2022A
06/15/2028	5.000%	2,250,000	2,483,305
Total			8,116,499

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 1.7%
Oklahoma County Independent School District No. 89 Oklahoma City
Unlimited General Obligation Bonds
Series 2023A
07/01/2027	3.000%	6,000,000	6,021,279
Oregon 0.1%
State of Oregon Housing & Community Services Department(h)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	496,016
Pennsylvania 3.7%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,478,978
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,367,414
Pennsylvania Housing Finance Agency(c)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
10/01/2025	5.000%	800,000	815,940
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,424,243
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,309,702
10/01/2026	1.500%	1,500,000	1,389,436
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2026	5.000%	275,000	292,193
Redevelopment Authority of the City of Philadelphia(c)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,054,363
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,072,589
Total			13,204,858
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.7%
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	2,500,000	2,540,163
Rhode Island 1.8%
Rhode Island Health and Educational Building Corp.
Refunding Revenue Bonds
Providence Public Buildings Authority
Series 2015 (AGM)
05/15/2024	4.000%	2,385,000	2,388,563
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,211,601
10/01/2026	2.650%	1,575,000	1,543,395
Rhode Island Student Loan Authority(c)
Revenue Bonds
Senior Program
Series 2019A
12/01/2024	5.000%	875,000	886,540
12/01/2035	2.875%	630,000	620,714
Total			6,650,813
South Carolina 1.5%
Patriots Energy Group Financing Agency(d)
Prerefunded 02/01/24 Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x SOFR + 0.974% 09/30/2048	4.532%	1,000,000	1,000,000
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	851,011
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	3,000,000	3,073,972
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2024	1.550%	510,000	502,615
Total			5,427,598
Tennessee 0.4%
Metropolitan Government of Nashville & Davidson County Electric(i)
Refunding Revenue Bonds
Series 2024B
05/15/2029	5.000%	1,200,000	1,348,015
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 6.7%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2026	5.000%	625,000	660,088
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,603,366
County of Collin
Limited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,000,000	1,088,175
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	551,686
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2031	5.000%	2,000,000	2,335,496
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,972,529
Harris County Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,377,998
Harris County Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	5.120%	2,000,000	1,995,245
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,487,442
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,076,637
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,750,000	1,902,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Beaumont Navigation District(c),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	657,135
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,020,278
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,791,602
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2028	5.000%	500,000	523,452
Total			24,043,339
Utah 1.0%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	2,685,000	2,741,277
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	844,335
Total			3,585,612
Vermont 1.0%
Vermont Student Assistance Corp.(c)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,025,932
06/15/2026	5.000%	1,375,000	1,418,738
Series 2022A
06/15/2028	5.000%	985,000	1,034,132
Total			3,478,802
Virginia 3.0%
Amelia County Industrial Development Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,582,159

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Redevelopment & Housing Authority(h)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
12/31/2044	5.000%	2,750,000	2,888,080
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	3.814%	700,000	700,000
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,029,650
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	1,825,000	1,827,879
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	216,682
12/01/2025	3.000%	230,000	222,740
12/01/2026	3.000%	235,000	224,757
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	2,000,000	2,004,022
Total			10,695,969
Washington 2.0%
Chelan County Public Utility District No. 1(c)
Refunding Revenue Bonds
Series 2020C
07/01/2025	5.000%	1,170,000	1,198,921
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,833,705
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(c)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	850,731
Port of Seattle(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,599,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,792,359
Total			7,274,815
West Virginia 0.3%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	996,790
Wisconsin 2.2%
Public Finance Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	5,097,618
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,292,503
Wisconsin Department of Transportation
Refunding Revenue Bonds
Series 2017-1
07/01/2028	5.000%	1,185,000	1,271,763
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	407,431
Total			8,069,315
Total Municipal Bonds (Cost $349,196,335)			344,315,729

Municipal Short Term 3.9%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.4%
California Municipal Finance Authority(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/24)
07/01/2041	4.700%	1,500,000	1,499,980
Massachusetts 1.9%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2023
07/26/2024	3.690%	2,500,000	2,508,661
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Merrimack Valley Regional Transit Authority
Revenue Notes
RAN Series 2023
06/21/2024	3.670%	3,000,000	3,008,469
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2023
07/12/2024	3.600%	1,500,000	1,507,032
Total			7,024,162
Texas 1.1%
City of Dallas
Limited General Obligation Refunding Bonds
Series 2023A
02/15/2024	3.200%	825,000	825,591
Mission Economic Development Corp.(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 02/01/24)
01/01/2026	4.900%	3,000,000	3,000,000
Total			3,825,591
West Virginia 0.5%
West Virginia Economic Development Authority(c)
Revenue Bonds
Allegheny Metallurgical Project
Series 2023 (Mandatory Put 08/01/24)
01/01/2048	4.730%	1,875,000	1,879,017
Total Municipal Short Term (Cost $14,223,010)			14,228,750

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(k)	1,038,100	1,038,204
Total Money Market Funds (Cost $1,038,100)		1,038,204
Total Investments in Securities (Cost $368,147,445)		363,272,683
Other Assets & Liabilities, Net		(3,711,298)
Net Assets		$359,561,385
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $8,546,221, which represents 2.38% of total net assets.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $4,961,330, which represents 1.38% of total net assets.

(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2024.

Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Duration Municipal Bond Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT223_04_P01_(03/24)